Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Remuneration to Senior Management [Abstract]
Salaries and other short term employee benefits	$ 16,871	$ 163,997
Payments to defined contribution pension schemes	767	2,310
Share-based payment		880,000
Total	$ 17,638	$ 1,046,307